MARKETABLE SECURITIES (Details Narrative) - Carlyle Commodities Corp. Shares [Member] - CAD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Statement [Line Items]
Shares/Warrants held	550,000
Fair value	$ 5,514	$ 22,086
Fair value increase/decrease	$ (16,572)	$ (19,501)